Cover	Jan. 26, 2026
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	ClearThink 1 Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002094073
Amendment Flag	false